Past Due Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	$ 6,671	$ 14,064
60 to 89 Days Past Due	1,220	2,199
90 Days or More Past Due	3,305	3,330
Total 30 Days or More Past Due	11,196	19,593
Current and Not Past Due	1,039,894	1,033,135
Total Loans	1,051,090	1,052,728
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	459	0
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	4,194	5,402
60 to 89 Days Past Due	258	783
90 Days or More Past Due	1,602	1,473
Total 30 Days or More Past Due	6,054	7,658
Current and Not Past Due	424,521	442,154
Total Loans	430,575	449,812
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	768	1,057
60 to 89 Days Past Due	794	0
90 Days or More Past Due	775	1,388
Total 30 Days or More Past Due	2,337	2,445
Current and Not Past Due	295,983	283,215
Total Loans	298,320	285,660
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	13,579	10,162
Total Loans	13,579	10,162
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	1,536	7,266
60 to 89 Days Past Due	0	1,161
90 Days or More Past Due	459	66
Total 30 Days or More Past Due	1,995	8,493
Current and Not Past Due	116,471	129,085
Total Loans	118,466	137,578
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	459	0
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	45,669	28,615
Total Loans	45,669	28,615
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	0
Current and Not Past Due	21,386	18,442
Total Loans	21,386	18,442
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	50	0
60 to 89 Days Past Due	0	171
90 Days or More Past Due	446	338
Total 30 Days or More Past Due	496	509
Current and Not Past Due	65,950	69,196
Total Loans	66,446	69,705
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	20	258
60 to 89 Days Past Due	158	36
90 Days or More Past Due	23	49
Total 30 Days or More Past Due	201	343
Current and Not Past Due	50,892	43,941
Total Loans	51,093	44,284
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	103	80
60 to 89 Days Past Due	10	47
90 Days or More Past Due	0	16
Total 30 Days or More Past Due	113	143
Current and Not Past Due	3,579	6,211
Total Loans	3,692	6,354
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 to 59 Days Past Due	0	1
60 to 89 Days Past Due	0	1
90 Days or More Past Due	0	0
Total 30 Days or More Past Due	0	2
Current and Not Past Due	1,864	2,114
Total Loans	1,864	2,116
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0	$ 0